Schedule I Condensed Financial Information Of Parent Company Only	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
The Williams Companies, Inc.
Schedule I — Condensed Financial Information of Registrant
Statement of Comprehensive Income (Parent)

	Years Ended December 31,
	2013	2012	2011
	(Millions, except per-share amounts)
Equity in earnings of consolidated subsidiaries	$1,564	$1,895	$1,962
Equity earnings from investment in Access Midstream Partners	30	—	—
Interest incurred — external	(156)	(128)	(186)
Interest incurred — affiliate	(722)	(816)	(622)
Interest income — affiliate	71	84	84
Early debt retirement costs	—	—	(271)
Other income (expense) — net	32	3	(45)
Income from continuing operations before income taxes	819	1,038	922
Provision for income taxes	378	315	119
Income (loss) from continuing operations	441	723	803
Income (loss) from discontinued operations	(11)	136	(427)
Net income (loss)	$430	$859	$376
Basic earnings (loss) per common share:
Income (loss) from continuing operations	$.65	$1.17	$1.36
Income (loss) from discontinued operations	(.02)	.22	(.72)
Net income (loss)	$.63	$1.39	$.64
Weighted-average shares (thousands)	682,948	619,792	588,553
Diluted earnings (loss) per common share:
Income (loss) from continuing operations	$.64	$1.15	$1.34
Income (loss) from discontinued operations	(.02)	.22	(.71)
Net income (loss)	$.62	$1.37	$.63
Weighted-average shares (thousands)	687,185	625,486	598,175
Other comprehensive income (loss):
Equity in other comprehensive income (loss) of consolidated subsidiaries	$(41)	$21	$35
Other comprehensive income (loss) attributable to The Williams Companies, Inc.	239	6	(123)
Other comprehensive income (loss)	198	27	(88)
Comprehensive income (loss) attributable to The Williams Companies, Inc.	$628	$886	$288
See accompanying notes.
The Williams Companies, Inc.
Schedule I — Condensed Financial Information of Registrant – (Continued)
Balance Sheet (Parent)

	December 31,
	2013	2012
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$282	$340
Other current assets and deferred charges	167	229
Total current assets	449	569
Investments in and advances to consolidated subsidiaries	19,162	16,686
Investment in Access Midstream Partners	2,161	2,187
Property, plant, and, equipment — net	68	62
Other noncurrent assets	34	117
Total assets	$21,874	$19,621
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$26	$29
Long-term debt due within one year	1	1
Other current liabilities	147	122
Total current liabilities	174	152
Long-term debt	2,296	2,298
Notes payable — affiliates	10,830	8,938
Pension, other postretirement, and other noncurrent liabilities	282	712
Deferred income taxes	3,428	2,769
Contingent liabilities and commitments
Equity:
Common stock	718	716
Other stockholders’ equity	4,146	4,036
Total stockholders’ equity	4,864	4,752
Total liabilities and stockholders’ equity	$21,874	$19,621
See accompanying notes.
The Williams Companies, Inc.
Schedule I — Condensed Financial Information of Registrant – (Continued)
Statement of Cash Flows (Parent)

	Years Ended December 31,
	2013	2012	2011
	(Millions)
NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES	$19	$(11)	$(286)

FINANCING ACTIVITIES:
Proceeds from long-term debt	—	848	75
Payments of long-term debt	(1)	(28)	(871)
Changes in notes payable to affiliates	1,892	520	(590)
Tax benefit of stock-based awards	19	44	22
Premiums paid on early debt retirement	—	—	(254)
Proceeds from issuance of common stock	18	2,550	49
Dividends paid	(982)	(742)	(457)
Other — net	(3)	(7)	(5)
Net cash provided (used) by financing activities	943	3,185	(2,031)

INVESTING ACTIVITIES:
Capital expenditures	(23)	(18)	(28)
Purchase of investment in Access Midstream Partners	(4)	(2,179)	—
Changes in investments in and advances to consolidated subsidiaries	(985)	(953)	2,553
Other — net	(8)	24	(18)
Net cash provided (used) by investing activities	(1,020)	(3,126)	2,507
Increase (decrease) in cash and cash equivalents	(58)	48	190
Cash and cash equivalents at beginning of year	340	292	102
Cash and cash equivalents at end of year	$282	$340	$292
See accompanying notes.
Note 2. Cash Dividends Received
We receive dividends and distributions either directly from our subsidiaries or indirectly through dividends received by subsidiaries and subsequent transfers of cash to us through our corporate cash management system. The total of such receipts ultimately related to dividends and distributions for the years ended December 31, 2013, 2012 and 2011 was approximately $1.5 billion, $1.1 billion, and $1.2 billion, respectively.